Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Sep. 30, 2022
Patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years